Fair Value (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 03, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Short-Term Debt [Line Items]
Principal amount							$ 5,700
Repayment outstanding value				$ 650	$ 661
Convertible Promissory Note [Member] | Ascent Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 600	$ 600
Repayment outstanding value		400
Net proceeds	$ 500
Convertible Promissory Note [Member] | JJ Ascent Note [Member]
Short-Term Debt [Line Items]
Principal amount		2,000
Net proceeds		$ 1,500